Subsequent Events - Additional Information (Details) - TPG Pace Solutions	Oct. 22, 2021	May 24, 2021
Subsequent Event [Line Items]
Sponsor Commitment Date		Aug. 31, 2022
Subsequent Event [Member]
Subsequent Event [Line Items]
Sponsor Commitment Date	Apr. 30, 2023